UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2005

Check here if Amendment [x]; Amendment Number: __1__
This Amendment (Check only one.):  [x ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	    San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:  Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     June 30,2005


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: yes

State Street		28-00399

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:    71
Form 13F Information Table Value Total (Thousands):   $130,368
	List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-800-FLOWERS.COM, Inc."	COM			68243Q106	1375	195366	SH				Sole			195366
Advanced Biophotonics, Inc. 	COM			00752G104	208	293172	SH				Sole			293172
Agile Software Corporation	COM			00846X105	890	141296	SH				Sole			140596		700
Amazon.com, Inc."		COM			023135106	554	16754	SH				Sole			16754
Amdocs Ltd.			COM			G02602103	2669	101000	SH				Sole			68900		32100
Amerigroup Corporation		COM			03073T102	8426	209600	SH				Sole			209600
Applied Micro Circuits Corpora	COM			03822W109	365	142500	SH				Sole			140400		2100
Arbinet-thexchange, Inc."	COM			03875P100	435	64888	SH				Sole			53507		11381
Arrowhead Research Corp. 	COM			042797100	82	29511	SH				Sole			29511
At Road, Inc."			COM			04648K105	309	116110	SH				Sole			116110
Atmel Corp.			COM			049513104	66	28000	SH				Sole					28000
BEA Systems, Inc."		COM			073325102	263	29950	SH				Sole			29950
Blackbaud, Inc."		COM			09227Q100	1629	120642	SH				Sole			120642
CNET Networks, Inc."		COM			12613R104	1038	88428	SH				Sole			83028		5400
Check Point Software System, I"	COM			M22465104	793	40000	SH				Sole			40000
Clear Channel Communications	COM			184502102	5375	173768	SH				Sole					173768
Cotherix, Inc"			COM			22163T103	570	55900	SH				Sole			51700		4200
Cott Corporation		COM			22163N106	1791	82033	SH				Sole			72310		9723
DeCODE genetics, Inc."		COM			243586104	320	34046	SH				Sole			31215		2831
Desarrolladora Homex S.A. - AD	COM			25030W100	980	35751	SH				Sole			35751
Domino's Pizza, Inc."		COM			25754A201	203	9112	SH				Sole			9112
Du Pont 			COM			263534109	273	6350	SH				Sole					6350
EBay, Inc."			COM			278642103	27312	827400	SH				Sole			813000		14400
Encysive Pharmaceuticals, Inc."	COM			29256X107	672	62200	SH				Sole			56800		5400
Equinix Inc.			COM			29444U106	497	11462	SH				Sole			11462
Exact Sciences Corporation	COM			30063P105	732	321068	SH				Sole			314000		7068
FormFactor, Inc."		COM			346375108	1614	61093	SH				Sole			60093		1000
Google, Inc. - Cl A "		COM			38259P508	6618	22500	SH				Sole			22500
Graphco Holdings Corp. 		COM			38866F109	3	43200	SH				Sole			43200
HewlettPackard			COM			428236103	304	12929	SH				Sole					12929
Impax Laboratories, Inc."	COM			45256B101	1179	75000	SH				Sole					75000
Inamed Corporation		COM			453235103	4392	65548	SH				Sole			63348		2200
Inspire Pharmaceuticals, Inc."	COM			457733103	1046	124275	SH				Sole			110050		14225
Integrated Circuit Systems	COM			45811K208	1197	58000	SH				Sole			58000
InterActiveCorp			COM			45840Q101	729	30368	SH				Sole			30368
Intralase Corp			COM			461169104	1376	70108	SH				Sole			48334		21774
Juniper Networks 		COM			48203R104	2522	100154	SH				Sole			86489		13665
Keryx Biopharmaceuticals, Inc."	COM			492515101	2454	185900	SH				Sole			79500		106400
Kinetic Concepts, Inc."		COM			49460W208	2227	37110	SH				Sole					37110
Linear Technology Corp.		COM			535678106	3715	101260	SH				Sole			65260		36000
Lionbridge Technologies, Inc."	COM			536252109	88	13000	SH				Sole			13000
Microchip Technology, Inc."	COM			595017104	3443	116250	SH				Sole			116250
Microsoft Corp.			COM			594918104	273	11000	SH				Sole					11000
Momenta Pharmaceuticals, Inc."	COM			60877T100	3155	159563	SH				Sole			137803		21760
Motive, Inc."			COM			61980V107	533	53687	SH				Sole			53687
Myogen, Inc."			COM			62856E104	707	101091	SH				Sole			81700		19391
Netflix, Inc."			COM			64110L106	1570	95700	SH				Sole			74500		21200
Nextel Communications, Inc."	COM			65332V103	1615	50000	SH				Sole			50000
Nuvasive, Inc."			COM			670704105	413	24823	SH				Sole			24823
PMC/Sierra Semiconductor Corp.	COM			69344F106	438	46967	SH				Sole			46967
Pharmion Corporation		COM			71715B409	399	17179	SH				Sole			16177		1002
Plains Exploration & Productio	COM			726505100	1039	29251	SH				Sole			29251
Positron Corp.			COM			737397125	44	489642	SH				Sole					489642
RSA Security, Inc."		COM			749719100	3509	305658	SH				Sole			264383		41275
Rigel Pharmaceuticals 		COM			766559603	2451	123053	SH				Sole			105777		17276
SI International, Inc."		COM			78427V102	313	10438	SH				Sole			10438
STATS ChipPAC Ltd. - ADR	COM			85771T104	841	118175	SH				Sole			118175
Salesforce.com, Inc."		COM			79466L302	1880	91822	SH				Sole			85458		6364
Santarus, Inc."			COM			802817304	437	106600	SH				Sole			99400		7200
SigmaTel, Inc."			COM			82661W107	320	18622	SH				Sole			8270		10352
Silicon Laboratories, Inc."	COM			826919102	2474	94400	SH				Sole			93000		1400
Sirius Satellite Radio, Inc."	COM			82966U103	106	16400	SH				Sole			6400		10000
Skyepharma Plc. (ADR shares)	COM			830808101	1748	175876	SH				Sole					175876
SuperGen, Inc. ("		COM			868059106	247	50009	SH				Sole					50009
Tellabs, Inc."			COM			879664100	868	99792	SH				Sole			84168		15624
TriZetto Group, Inc."		COM			896882107	560	40000	SH				Sole			40000
VeriSign, Inc."			COM			92343E102	7112	247294	SH				Sole			229392		17902
Veritas Software Corp.		COM			923436109	793	32500	SH				Sole			32500
Walter Industries, Inc."	COM			93317Q105	1608	40012	SH				Sole			40012
Witness Systems			COM			977424100	370	20307	SH				Sole					20307
YaHoo!, Inc."			COM			984332106	3811	110000	SH				Sole			110000
